Leases - Current and Noncurrent Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Current lease liabilities	$ 13,923	$ 19,547
Current lease liabilities - related party	16,999	10,628
Non-current lease liabilities	47,918	54,439
Non-current lease liabilities - related party	56,431	42,634
Total	$ 135,271	$ 127,248